OTHER INCOME	12 Months Ended
Dec. 31, 2022
OTHER INCOME.
OTHER INCOME

20.    OTHER INCOME

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)

Currency exchange service income	67,000	201,030	141,322
Funds distribution service income	42,658	68,856	96,676
Enterprise public relations service charge income	29,988	96,327	44,033
Market information and data income	18,463	43,921	41,498
Underwriting fee income	30,797	86,880	25,350
IPO subscription service charge income	159,682	169,336	6,513
Others	6,469	17,745	36,666
Total	355,057	684,095	392,058